CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		274,000		1,200,757,000		(63,631,000)		1,326,000		(473,041,000)		1,824,000		667,509,000
Balance (in shares) at Dec. 31, 2011		379,581,708
Net loss										(16,991,000)				(16,991,000)
Other comprehensive income (loss)
Foreign currency translation adjustment												29,000		29,000
Unrealized gain from available-for-sale investments												1,594,000		1,594,000
Amounts reclassified from accumulated other comprehensive income												(224,000)		(224,000)
Options and restricted shares award to employees (Note 15 (a) (b))				16,086,000										16,086,000
Exercise of employee stock options		1,000		3,355,000										3,356,000
Exercise of employee stock options (in shares)		2,406,272
Settlement of share options exercised with shares held by depository bank (in shares)		(2,406,272)
Repurchase of shares						(9,470,000)								(9,470,000)
Repurchase of shares (in shares)		(5,117,232)
Balance at Dec. 31, 2012		275,000		1,220,198,000		(73,101,000)		1,326,000		(490,032,000)		3,223,000		661,889,000
Balance (in shares) at Dec. 31, 2012		374,464,476
Net loss										(34,229,000)				(34,229,000)
Other comprehensive income (loss)
Foreign currency translation adjustment												(1,975,000)		(1,975,000)
Unrealized gain from available-for-sale investments												1,821,000		1,821,000
Amounts reclassified from accumulated other comprehensive income												(1,912,000)		(1,912,000)
Options and restricted shares award to employees (Note 15 (a) (b))				11,852,000										11,852,000
Exercise of employee stock options		7,000		15,680,000										15,687,000
Exercise of employee stock options (in shares)		11,277,280
Settlement of share options exercised with shares held by depository bank (in shares)		(11,277,280)
Balance at Dec. 31, 2013		282,000		1,247,730,000		(73,101,000)		1,326,000		(524,261,000)		1,157,000		653,133,000
Balance (in shares) at Dec. 31, 2013		374,464,476
Net loss										(6,841,000)			(1,103,000)	(6,841,000)
Other comprehensive income (loss)
Foreign currency translation adjustment												46,000		46,000
Unrealized gain from available-for-sale investments												583,000	94,000	583,000
Options and restricted shares award to employees (Note 15 (a) (b))				17,037,000										17,037,000
Issuance of new shares		16,000		155,962,000										155,978,000
Issuance of new shares (in shares)		24,894,647
Exercise of employee stock options		9,000		3,349,000		25,766,000				(14,113,000)				15,011,000
Exercise of employee stock options (in shares)		12,501,376
Restricted shares vested		3,000		(3,000)		5,395,000				(5,395,000)
Restricted shares vested (in shares)		2,507,698
Share issued to depository bank (Note 22)		31,379,008
Settlement of share options exercised with shares held by depository bank (in shares)		(15,009,074)
Balance at Dec. 31, 2014	$ 50,000	310,000	$ 229,519,000	1,424,075,000	$ (6,760,000)	(41,940,000)	$ 214,000	1,326,000	$ (88,742,000)	(550,610,000)	$ 288,000	1,786,000	$ 134,569,000	834,947,000
Balance (in shares) at Dec. 31, 2014	430,738,131